SCHEDULE OF PURCHASE PRICE ALLOCATION (Details) - USD ($)			3 Months Ended		12 Months Ended
	Jul. 18, 2024	Oct. 01, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2024	Dec. 31, 2022
Business Acquisition [Line Items]
Cash consideration paid					$ 5,475,000	$ 750,000
Goodwill			$ 2,212,000		$ 2,212,000			$ 5,747,000
GreenAcres Market [Member]
Business Acquisition [Line Items]
Cash consideration paid	$ 5,475,000
Promissory note	1,568,000
Total purchase consideration	7,043,000
Inventory	2,400,000
Property, plant, and equipment	127,000
Total intangible assets	2,304,000
Goodwill	2,212,000						$ 2,212,000
Net assets acquired	7,043,000
GreenAcres Market [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Total intangible assets	1,584,000
GreenAcres Market [Member] | Non-Compete [Member]
Business Acquisition [Line Items]
Total intangible assets	720,000
GreenAcres Market [Member] | Non-Compete Agreement [Member]
Business Acquisition [Line Items]
Total intangible assets	$ 720,000
Ellwood Thompson [Member]
Business Acquisition [Line Items]
Cash consideration paid		$ 750,000
Promissory note		718,000
Total purchase consideration		1,468,000
Inventory		851,000
Total intangible assets		291,000
Goodwill		357,000
Net assets acquired		1,468,000
Right of use asset - Operating lease		1,325,000
Other liabilities		(31,000)
Operating lease liability		(1,325,000)
Ellwood Thompson [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Total intangible assets		$ 291,000